RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of restricted cash and cash and cash equivalents

Amounts in $ ‘000	2024	2023
Restricted cash (non-current)	1,505	1,528
Restricted cash (current)	—	—
Cash and cash equivalents	54,944	61,741
Total restricted cash, cash and cash equivalents	56,449	63,269